Income Taxes (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes receivable		$ 208,000,000	$ 4,500,000
Operating Loss Carryforwards		$ 45,000,000
Operating loss carryforwards expiration period		20 years
Deferred tax assets valuation allowance		$ 0	$ 0
TCJA one-time tax expense		$ 51,000,000
Discrete tax items	$ 6,600,000
Change in enacted tax rate		1.60%
Effective tax rate prior to impact of change		6.40%
Effective tax rate		8.00%	51.40%	31.30%